Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts	$ 119	$ 126	$ 131
Impairment of long-term investments	$ 1,660	800
Fair value of a reporting unit less than carrying amount, including goodwill	50.00%
Goodwill impairment losses	$ 0
Sales rebates provided to the agencies and advertisers	15	1,179	5,005
Content sub-licensing revenue from discontinued operations		2,929	9,218
Net gains from barter transactions		137	1,556
Net proceeds from barter transactions		409	4,428
Barter transaction cost		247	2,606
Business tax and surcharge on barter transactions		25	266
External advertising and market promotion expenses from continuing operations	10,008	8,089	5,978
Capitalization of software development costs
Interest and penalties net of tax recognized	$ 0	0	0
Value added tax on revenues	17.00%
Value added tax on sub-licensing revenues	6.00%
Employee benefit costs	$ 9,237	$ 5,481	$ 3,818
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0	$ 0	$ 0
Fair Value Inputs, Discount Rate	18.20%
Minimum [Member]
Accounting Policies and General Information [Line Items]
Amortization percentage of intangible assets	70.00%
Maximum [Member]
Accounting Policies and General Information [Line Items]
Amortization percentage of intangible assets	90.00%
Fair Value Discounted Cash Flow, Estimated Annual Growth Rate	2.00%
Online game licenses [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	3 years
Impairment of intangible assets	$ 721	$ 770	$ 808
Acquired computer software [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Internal use software development costs [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Domain name [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	30 years